Provision for expected credit losses - Portfolio Overlays (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Provisions for expected credit losses
Portfolio overlays	$ 432	$ 700
High consumer stress from rising interest rates, higher inflation, higher unemployment and other risks
Provisions for expected credit losses
Portfolio overlays	302	480
Potential supply chain disruptions and labour shortages
Provisions for expected credit losses
Portfolio overlays	60	150
Extreme weather events, including flooding and cyclones
Provisions for expected credit losses
Portfolio overlays	70	70
Parent Entity
Provisions for expected credit losses
Portfolio overlays	387	576
Parent Entity | High consumer stress from rising interest rates, higher inflation, higher unemployment and other risks
Provisions for expected credit losses
Portfolio overlays	275	399
Parent Entity | Potential supply chain disruptions and labour shortages
Provisions for expected credit losses
Portfolio overlays	42	123
Parent Entity | Extreme weather events, including flooding and cyclones
Provisions for expected credit losses
Portfolio overlays	$ 70	$ 70